Income Taxes - Schedule of Income Tax Recognized as Component of OCI (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax relating to components of other comprehensive income [abstract]
Income tax expense (recovery) related to LTIs - common shares held	$ 2,314	$ 1,866